UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):  [ ] adds new holdings entries.
                                   [ ] is a restatement.

Institutional Investment Manager Filing this Report:

Name:       Kathryn A. Hall
Address:    One Maritime Plaza, 5th Floor
            San Francisco, California 94111

13 File Number: 28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Kathryn A. Hall
Title:
Phone:              (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall    San Francisco, California    3/7/2011
-------------------    -------------------------    --------
[Signature]            [City, State]                [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:   $200,945
                                          (thousands)


List of Other Included Managers:


     None

                                           FORM 13-F INFORMATION TABLE
     COLUMN 1          COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
                                                                                               VOTING AUTHORITY
                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     SOLE    SHARED NONE
  NAME OF ISSUER    TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER

Capitalsource, Inc. COM            14055X102   21,617 1,228,939 SH          SOLE             1,228,939      0    0

Gap, Inc. Del       COM            364760108  161,768 7,601,875 SH          SOLE             7,601,875      0    0

Gartner, Inc.       COM            366651107   17,560 1,000,000 SH          SOLE             1,000,000      0    0